STOCK OPTION PLANS (Details - Assumptions)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	0.00%	746.54%	89.11%	592.89%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.00%	0.27%	1.16%	0.74%
Expected term (in years)		5 years	10 years	5 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	157.44%	0.00%	157.44%	449.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.82%	0.00%	0.82%	0.91%
Expected term (in years)	5 years		5 years	5 years 9 months 29 days